24. Shareholders’ equity	12 Months Ended
Dec. 31, 2017
Shareholders Equity
Shareholders' equity
24.1.	Capital stock

The subscribed and paid-up capital as of December 31, 2017 is represented by 266,579 (266,076 as of December 31, 2016) in thousands of registered shares with no par value, of which 99,680 in thousands of common shares (99,680 as of December 31, 2016) and 166,899 in thousands of preferred shares (166,396 as of December 31, 2016).

The Company is authorized to increase its capital stock up to the limit of 400,000 (in thousands of shares), regardless of any amendment to the Company’s Bylaws, upon resolution of the Board of Directors, which will establish the issue conditions.

At the Board of Directors’ Meetings held on February 23, 2017, March 23, 2017, April 27, 2017, July 25, 2017, October 26, 2017 and December 15, 2017 were approved capital increases amounting to R$11 (R$5 on December 31, 2016 and R$ 14 on December 31, 2015) through the issuance of 487 thousands preferred shares (374 thousands of preferred shares in 2016 and 418 in 2015). On December 31, 2017, the capital stock is R$ 6,822 (R$ 6,811 on December 31, 2016).

24.2.	Share rights

The preferred shares do not have voting rights, assuring to its owners the following rights and advantages: (i) priority in the capital reimbursement in case of Company´s liquidation, (ii) priority in the receipt of annual minimum dividend in the amount of R$0.08 per share, non-cumulative; (iii) priority in the receipt of dividend 10% higher than the dividend attributed to the common shares, including for the purposes of the calculation the amount paid in item (ii) above.

When any related party purchases shares of the Company’s equity share capital (treasury shares), the remuneration paid, including any directly attributable incremental costs, is deducted from equity, and are recorded as treasury shares until the shares are cancelled or reissued. When these shares are subsequently reissued, any remuneration received, net of any directly attributable incremental transaction costs, is included in equity. No gain or loss is recognized on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

24.3.	Granted options

The “options granted” caption recognizes the effects of the Company’s executives’ share-based payments under IFRS 2 – Share-based payment.

24.4.	Earnings reserve
(i)	Legal reserve: corresponds to appropriations of 5% of net income of each year, limited to 20% of the capital.
(ii)	Expansion reserve: corresponds to appropriations of the amount determined by shareholders to reserve funds to finance additional fixed and working capital investment through the allocation of up to 100% of the net income remaining after the appropriations determined by law and supported by capital budget, approved at shareholders’ meeting.
24.5.	Stock option plans for preferred shares

On May 9, 2014, our shareholders approved at the Extraordinary General Meeting (i) the discontinuation of the Stock Option Plan "Ações com Açúcar" ("Former Stock Option Plan"), approved in the Extraordinary General Meeting held on December 20 2006, for new grants of options, subject to the options already granted to remain in force under the same terms and conditions; (ii) the creation of the Stock Option Plan and its respective standard grant agreement ("Option Plan"); and (iii) the creation of the Share Based Payment Plan and its standard grant agreement ("Compensation Plan" and, together with the Former Option Plan and the Stock Option Plan, the "Plans")

The following describes the Former Stock Option Plan that was in effect in the fiscal year ended December 31, 2013 with exercible options at December 31, 2016 and the ongoing Plans for the current fiscal year.

Former Option Plan

Our Former Stock Option Plan is managed by a committee elected by our Board of Directors, called Administration Committee of Stock Option ("Stock Option Committee"). This committee determined the employees to be included in the stock options plans, based on their roles, responsibilities and performance, defining the applicable conditions.

Our Stock Option Committee developed annual series of grant of options. Each grant series received a serial number beginning with the letter A. For the fiscal year ended December 31, 2016, it was in force options granted of Series A7 Former Option Plan.

Options were classified as follows: “Silver” and “Gold”, which means that they could have different exercise prices.

The exercise price for the Silver-type option will correspond to the average of closing price of the Company preferred shares occurred over the last 20 trading sessions of B3, prior to the date on which the Committee resolves on the granting of option. After calculating the exercise price a 20% discount was applied on it. The price for the Gold-type option will correspond to R$0.01. In both cases, the prices are not adjusted.

The Stock Option Committee approved new criteria to calculate the reducer or accelerator index of the number of options granted classified as “Gold” in each series of the Former Stock Option Plan, according to the analysis of compliance with the concept of return on invested capital (ROIC). In accordance with the rules of Former Stock Option Plan, the committee decided that the reducer or accelerator index of number of options classified as “GOLD” of series A6 and A7 would be calculated according Return on Capital Employed (ROCE) of CBD.

There is no limit for reduction or acceleration in this new criterion approved. Upon option vesting, the average ROIC/ROCE of the last three fiscal years will be calculated, compared to ROIC/ROCE calculated upon granting of each serie.

As a general rule of the Former Stock Option Plan, which may be altered by the Stock Option Committee in each serie, the option vesting right will be granted between 36th and the 48th month as of the signature date of related adhesion agreement and the beneficiary will be entitled to acquire 100% of shares whose option was grated (considering, the reducer or accelerator of “Gold” options approved by the Stock Option Plan Committee at 35th month after grant options).

The options granted under the Former Stock Option Plan may be exercised in whole or in part, it is worth noting that "Gold" options are additional to "Silver" and thus the "Gold" options may only be exercised jointly with "Silver" options.

The price on the exercise of options granted under the Stock Option Plan shall be fully paid in local currency by beneficiary, and the exercise price must be paid in one installment, 30 days after the subscription date of their shares.

Compensation Plan

The Compensation Plan is managed by the Board of Directors, assigning to the Human Resources and Compensation Committee the responsibility to grant the options and advisory in managing the Compensation Plan (the "Committee").

Committee members will meet for the option grant Compensation Plan series and whenever necessary, decide on questions arising on the Compensation Plan. Each serie of the granting of stock options will receive the letter "B" followed by a number. In the fiscal year ended December 31, 2017, was in force options granted B2, B3 and B4 Series of the Compensation Plan.

The options granted to a participant will not be exercisable for a period of 36 (thirty six) months from the date of grant ("Grace Period"), except with formal authorization by the Company, and may only be exercised in the period beginning on the first day of the 37 (thirty-seventh) month from the date of grant, and ends on the last day of the 42 (forty-second) month from the date of grant ("Exercise Period").

The participants may exercise their total purchase options or in part, in one or more times, if for each year, the option exercise term is submitted during the Exercise Period.

The exercise price of each stock option granted under the Compensation Plan should correspond to R$0.01 (one cent) ("Exercise Price").

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, in the tenth (10th) day preceding the date of acquisition of the shares.

The participant shall be disqualified for a period of 180 (one hundred and eighty) days from the date of acquisition of the shares, directly or indirectly, sell, assign, exchange, dispose of, transfer, grant to the capital of another company, grant option, or even sign any act or agreement which results or may result in the sale, directly or indirectly, costly or free, all or any of the shares acquired by the exercise of the purchase option under the option Plan.

The Company will withhold any applicable tax under Brazilian tax law, less the number of shares delivered to the participant amount equivalent to taxes withheld.

Option Plan

The Stock Option Plan will be managed by the Board of Directors, assigning to the Human Resources and Compensation Committee the responsibility to grant the options and advisory in managing of the Stock Option Plan (the "Committee").

Committee members will meet for the option grant of the Option Plan series and, where necessary, to decide on the questions regarding the Stock Option Plan. Each serie of the granting of stock options will receive the letter "C" followed by a number. In the fiscal year ended December 31, 2017, was in force options granted C2, C3 and C4 Series Option Plan.

For each serie of stock options granted under the Option Plan, the exercise price of each stock option shall be equivalent to 80% of the closing price of the average of the Company's preferred shares traded in the twenty (20) days in B3 - Securities, Commodities and Futures, prior to the date of the Committee meeting that decides upon the granting of the options ("Exercise Price").

Options granted to a Participant shall be exercisable for a period of 36 (thirty six) months from the Grant Date ("Grace Period"), and may only be exercised in the period beginning on the first day of the 37 (thirty-seventh) months as from the Grant Date, and ends on the last day of the 42 (forty-second) months as of the Grant Date ("Exercise Period"), provided the exceptions included in the Compensation Plan.

The participant may exercise their total purchase options or in part, in one or more times, if for each year the Option Exercise Agreement is submitted during the Exercise Period.

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, provided that the payment deadline will always be the tenth (10th) day preceding the date to acquire the shares.

Information on the former stock option plan, stock option plan and compensation plan is summarized below:

		Exercise price					Lot of shares
Series granted	Grant date	1st date of exercise	Expiration date	At the grant date	End of the year	Number of shares granted (in thousands)	Exercised	Not exercised by dismissal	Expired	Total in effect
Balance at December 31, 2017
Series B1	5/30/2014	6/1/2017	11/30/2017	0.01	0.01	239	(166)	(73)	-	-
Series C1	5/30/2014	6/1/2017	11/30/2017	83.22	83.22	239	(12)	(108)	(119)	-
Series B2	5/29/2015	6/1/2018	11/30/2018	0.01	0.01	337	(119)	(37)	-	181
Series C2	5/29/2015	6/1/2018	11/30/2018	77.27	77.27	337	-	(71)	-	266
Series B3	5/30/2016	5/30/2019	11/30/2019	0.01	0.01	823	(246)	(41)	-	536
Series C3	5/30/2016	5/30/2019	11/30/2019	37.21	37.21	823	(130)	(42)	-	651
Series B4	5/30/2017	5/31/2020	11/30/2020	0.01	0.01	537	(146)	(11)	-	380
Series C4	5/30/2017	5/31/2020	11/30/2020	56.78	56.78	537	(1)	(11)	-	525
						3.872	(820)	(394)	(119)	2.539

		Exercise price					Lot of shares
Series granted	Grant date	1st date of exercise	Expiration date	At the grant date	End of the year	Number of shares granted (in thousands)	Exercised	Not exercised by dismissal	Expired	Total in effect
Balance at December 31, 2016
Series A6 - Gold	3/15/2012	3/31/2015	3/31/2016	0.01	0.01	526	(490)	(36)	-	-
Series A6 - Silver	3/15/2012	3/31/2015	3/31/2016	64.13	64.13	526	(490)	(36)	-	-
Series A7 - Gold	3/15/2013	3/31/2016	3/31/2017	0.01	0.01	358	(231)	(43)	-	84
Series A7 - Silver	3/15/2013	3/31/2016	3/31/2017	80.00	80.00	358	(230)	(43)	-	85
Series B1	5/30/2014	6/1/2017	11/30/2017	0.01	0.01	239	(27)	(58)	-	154
Series C1	5/30/2014	6/1/2017	11/30/2017	83.22	83.22	239	(11)	(84)	-	144
Series B2	5/29/2015	6/1/2018	11/30/2018	0.01	0.01	337	(75)	(32)	-	230
Series C2	5/29/2015	6/1/2018	11/30/2018	77.27	77.27	337	-	(55)	-	282
Series B3	5/30/2016	5/30/2019	11/30/2019	0.01	0.01	823	(165)	(28)	-	630
Series C3	5/30/2016	5/30/2019	11/30/2019	37.21	37.21	823	(10)	(28)	-	785
						4,566	(1,729)	(443)	-	2,394

Consolidated information of share-based payment plans – GPA

Company implemented two new share-based plans in 2017, B4 and C4 series.

According to the terms of the plans, each option offers to the beneficiary the right to acquire a preferred share. On both plans, there is a vesting period of 36 months from the date the Board of Directors approved the issuance of the series. The plans will be exercisable in until 6 months after the end of the vesting period. The condition to exercise the options is the beneficiary to stay as an employee. The series are different, exclusive, in the exercise price of the options and in the existence or not of a restriction of selling after vesting period.

According to the plans, the options granted in each of the series may represent maximum 0.7% of the total shares issued by the Company. For these new series, 1,073 thousands options of shares were granted.

At December 31, 2017 there were 233 thousands treasury-preferred shares which may be used as guarantee for the options granted in the plan. The preferred share price at B3 was R$78.93 per share.

The table below shows the maximum percentage of dilution to which current shareholders will eventually be subject to in the event that all options granted are exercised:

	12.31.2017	12.31.2016

Number of shares	266,579	266,076
Balance of effective stock options granted	2,539	2,394
Maximum percentage of dilution	0.95%	0.90%

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black&Scholes” taking into account the following assumptions for the series B1 and C1: (a) expectation of dividends of 0.96%, (b) expectation of volatility of nearly 22.09% and (c) the weighted average interest rate of 11.70%.

The fair value of each option granted is estimated in the grant date using the Black & Scholes model, considering the following assumptions in series B2 and C2: (a) Dividends expectations of 1.37%; (b) volatility expectation of 24.34% and (c) the weighted average interest rate of 12.72%.

The fair value of each option granted is estimated in the grant date using the Black & Scholes model, considering the following assumptions in series B3 and C3: (a) Dividends expectations of 2.50%; (b) volatility expectation of 30.20% and (c) the weighted average interest rate of 13.25%.

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black&Scholes” taking into account the following assumptions for the series B4 and C4: (a) expectation of dividends of 0.57%, (b) expectation of volatility nearly 35.19% and (c) the weighted average interest rate of 9.28% and 10.07%; (d) vesting period of 18 to 36 months.

The expectation of remaining average life of the series outstanding at December 31, 2017 is 1.53 year (1.84 year at December 31, 2016). The weighted average fair value of options granted at December 31, 2017 was R$39.07 (R$43.06 at December 31, 2016).

	Shares	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2016
Granted during the year	1,645	18.61
Cancelled during the year	(144)	40.40
Exercised during the year	(374)	13.39
Outstanding at the end of the year	2,394	29.21	1.84
Total to be exercised at December 31, 2016	2,394	29.21	1.84
At December 31, 2017
Granted during the period	1,073	28.40
Cancelled during the period	(110)	40.56
Exercised during the period	(699)	22.14
Expired during the period	(119)	83.22
Outstanding at the end of the period	2,539	29.48	1.53
Total to be exercised at December 31, 2017	2,539	29.48	1.53

The amounts recorded in the statement of operations, for the year ended December 31, 2017 were R$16 (R$21 as at December 31, 2016).

24.6.	Foreign exchange variation of investment abroad

Cumulative effect of exchange gains and losses on the translation of assets, liabilities and profit (loss) of Euros to Brazilian reais, corresponding to the investment in subsidiary Cnova N.V.. On December 31, 2017, the effect in the controlling shareholders’ was R$(17) (on December 31, 2016, R$88 in controlling shareholders’ and R$146 for non-controlling interests and on December 31, 2015, R$(86) in controlling shareholders’ and R$(133) for non-controlling interests).

24.7.	Transactions with non-controlling shareholders

The amounts recorded in the consolidated statement of changes in shareholders’ equity, as transactions with non-controlling interest referred to:

2017	Controlling shareholders’	Non-controlling interest	Consolidated
Other transactions with non-controlling interest	(2)	-	(2)

2016 (*)
Change in Cnova’s Brasil interest	(127)	127	-
Change in Cdiscount’s interest	1	7	8
Payment in shares exchange between Cnova N.V. by Cnova Brasil	(20)	(27)	(47)
Share of profit of associates on shares change effect at Cdiscount	14	-	14
Sale of subsidiary Cdiscount	(11)	45	34
Other transactions with non-controlling interest	5	13	18
	(138)	165	27

2015
Company reorganization and NPC debt	(36)	-	(36)
Other transactions with non-controlling interest	(7)	(1)	(8)
	(43)	(1)	(44)

(*) See note 32.1.

24.8.	Acquisition of participation in Cdiscount Colômbia

On July, 2016, the subsidiary Cnova N.V and its minority shareholders Almacenes Éxito, holding 29% of Cdiscount Colômbia, entered into a new agreement in which Éxito could buy the remaining interest. As a consequence the amount of reciprocal call/put options were cancelled, resulting in an impact on Company’s equity of R$28 (R$ 9 in controlling shareholders’ and R$ 19 in non-controlling shareholders).

24.9.	Effect in equity related to arbitral decision payment

In 2015, as mentioned in note 1.1, as per ICC decision the Company indemnified Morzan the amount of R$200 (with R$150 effect in shareholders’ equity and R$50 of income tax effect), as a consequence of not complying with the terms of Share Purchase Agreement (“SPA”), signed in the acquisition of Globex, which provided the settlement of part of acquisition price in warrants (shares), with the guarantee over market price variation, which is determined in specific lock-up period. The amount was recorded as a debit in the shareholders’ equity, since it relates to a settlement (which was made in cash) of an indirect repurchase of an equity instrument (warranty or guarantee of market price variation of the shares) granted to the previous controlling shareholders´ of Globex (Morzan) in connection with the SPA. In accordance with IAS 32, a reclassification of an equity instrument to liability should be accounted for based on fair value and any difference to the amounts previously booked, should be recorded in shareholders’ equity.

24.10. Dividends

On December 01, 2017 the Board of Directors approved the prepayment of interest on own capital of R$81, being R$0.315075726411 per preferred share and R$0.286432511282 per common share, paid on December 15, 2017 and to be attributable to 2017 dividends.

Company’s management proposed dividends, calculated according to the table below, considering the interest on own capital paid to its shareholders by the net amount of R$69. Company’s bylaw establishes a minimum dividend of 25% of profit for the year, with the calculation of the result for the year.

	Proposed dividends
	2017	2016

Net income (loss) for the year	619	(482)
Legal reserve	(31)	-
Calculation basis of dividends	588	-
Mandatory minimum dividends – 25%	147	-

Payment of interim dividends as interest on own capital, net of withholding taxes	(69)	-
Dividends payable	78	-